INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is table a summary of HTM and AFS investment securities as of December 31, 2024:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$99	$0	$(9)	$90
Securities of U.S. government agencies and corporations	0	0	0	0	83,224	0	(11,546)	71,678
Mortgage-backed securities - residential	0	0	0	0	1,102,242	508	(104,208)	998,542
Mortgage-backed securities - commercial	30,444	0	(4,454)	25,990	382,727	26	(25,381)	357,372
Collateralized mortgage obligations	7,007	0	(788)	6,219	620,315	1,449	(52,599)	569,165
Obligations of state and other political subdivisions	8,259	42	(339)	7,962	630,813	357	(109,904)	521,266
Asset-backed securities	0	0	0	0	555,484	998	(22,379)	534,103
Other securities	31,250	0	(2,432)	28,818	137,748	120	(6,308)	131,560
Total	$76,960	$42	$(8,013)	$68,989	$3,512,652	$3,458	$(332,334)	$3,183,776

The following is a summary of HTM and AFS investment securities as of December 31, 2023:

	Held-to-maturity				Available-for-sale
(Dollars in thousands)	Amortized cost	Unrecognized gain	Unrecognized loss	Fair value	Amortized cost	Unrealized gain	Unrealized loss	Fair value
U.S. Treasuries	$0	$0	$0	$0	$34,904	$0	$(3,661)	$31,243
Securities of U.S. government agencies and corporations	0	0	0	0	81,790	0	(12,010)	69,780
Mortgage-backed securities - residential	0	0	0	0	744,546	2,034	(85,532)	661,048
Mortgage-backed securities - commercial	32,926	0	(4,628)	28,298	543,134	7	(35,911)	507,230
Collateralized mortgage obligations	7,970	0	(539)	7,431	478,744	181	(60,277)	418,648
Obligations of state and other political subdivisions	8,175	130	(215)	8,090	765,223	1,614	(114,320)	652,517
Asset-backed securities	0	0	0	0	600,055	6	(39,813)	560,248
Other securities	31,250	0	(3,381)	27,869	134,208	0	(13,796)	120,412
Total	$80,321	$130	$(8,763)	$71,688	$3,382,604	$3,842	$(365,320)	$3,021,126

Summary of Investment Securities by Estimated Maturity
The following table provides a summary of investment securities by contractual maturity as of December 31, 2024, except for residential and commercial mortgage-backed securities, collateralized mortgage obligations and asset-backed securities, which are shown as single totals, due to the unpredictability of the timing in principal repayments:

	Held-to-maturity		Available-for-sale
(Dollars in thousands)	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$0	$0	$540	$544
Due after one year through five years	5,666	5,675	115,611	106,955
Due after five years through ten years	32,289	29,826	246,895	210,864
Due after ten years	1,554	1,279	488,838	406,231
Mortgage-backed securities - residential	0	0	1,102,242	998,542
Mortgage-backed securities - commercial	30,444	25,990	382,727	357,372
Collateralized mortgage obligations	7,007	6,219	620,315	569,165
Asset-backed securities	0	0	555,484	534,103
Total	$76,960	$68,989	$3,512,652	$3,183,776

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on AFS investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2024
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$90	$(9)	$90	$(9)
Securities of U.S. government agencies and corporations	0	0	71,678	(11,546)	71,678	(11,546)
Mortgage-backed securities - residential	417,516	(9,130)	503,321	(95,078)	920,837	(104,208)
Mortgage-backed securities - commercial	26,516	(67)	286,589	(25,314)	313,105	(25,381)
Collateralized mortgage obligations	120,670	(1,776)	296,813	(50,823)	417,483	(52,599)
Obligations of state and other political subdivisions	19,636	(351)	478,083	(109,553)	497,719	(109,904)
Asset-backed securities	26,389	(189)	159,135	(22,190)	185,524	(22,379)
Other securities	9,988	(12)	115,452	(6,296)	125,440	(6,308)
Total	$620,715	$(11,525)	$1,911,161	$(320,809)	$2,531,876	$(332,334)

	December 31, 2023
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
U.S. Treasuries	$0	$0	$31,243	$(3,661)	$31,243	$(3,661)
Securities of U.S. Government agencies and corporations	0	0	69,780	(12,010)	69,780	(12,010)
Mortgage-backed securities - residential	31,892	(483)	538,863	(85,049)	570,755	(85,532)
Mortgage-backed securities - commercial	1,772	(11)	495,451	(35,900)	497,223	(35,911)
Collateralized mortgage obligations	10,699	(157)	393,884	(60,120)	404,583	(60,277)
Obligations of state and other political subdivisions	15,155	(132)	562,740	(114,188)	577,895	(114,320)
Asset-backed securities	6,853	(15)	542,029	(39,798)	548,882	(39,813)
Other securities	14,605	(396)	105,807	(13,400)	120,412	(13,796)
Total	$80,976	$(1,194)	$2,739,797	$(364,126)	$2,820,773	$(365,320)

The following tables provide the fair value and gross unrealized losses on HTM investment securities in an unrealized loss position for which an allowance for credit losses was not recorded, aggregated by investment category and the length of time the individual securities have been in a continuous loss position:

	December 31, 2024
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrecognized loss	Fair value	Unrecognized loss	Fair value	Unrecognized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	0	0
Mortgage-backed securities - commercial	0	0	25,990	(4,454)	25,990	(4,454)
Collateralized mortgage obligations	0	0	6,219	(788)	6,219	(788)
Obligations of state and other political subdivisions	3,111	(33)	2,288	(306)	5,399	(339)
Asset-backed securities	0	0	0	0	0	0
Other securities	0	0	28,818	(2,432)	28,818	(2,432)
Total	$3,111	$(33)	$63,315	$(7,980)	$66,426	$(8,013)

	December 31, 2023
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Fair value	Unrecognized loss	Fair value	Unrecognized loss	Fair value	Unrecognized loss
U.S. Treasuries	$0	$0	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	0	0
Mortgage-backed securities - residential	0	0	0	0	0	0
Mortgage-backed securities - commercial	0	0	28,298	(4,628)	28,298	(4,628)
Collateralized mortgage obligations	0	0	7,431	(539)	7,431	(539)
Obligations of state and other political subdivisions	1,128	(3)	1,488	(212)	2,616	(215)
Asset-backed securities	0	0	0	0	0	0
Other securities	0	0	27,869	(3,381)	27,869	(3,381)
Total	$1,128	$(3)	$65,086	$(8,760)	$66,214	$(8,763)